Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	001-43076
Entity Registrant Name	EVA LIVE INC.
Entity Central Index Key	0001983736
Entity Tax Identification Number	88-2864075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8488 Rozita Lee Ave Building 3
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	(310)
Local Phone Number	229-5981
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.0001
Trading Symbol	GOAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false